Note 33 - Employee Benefits - Post-employment Benefit Plans - Breakdown of Benefit Obligation (Detail) - EUR (€) € in Millions	Dec. 31, 2021		Dec. 31, 2020
Defined benefit obligation related to
Active plan participants	€ 6,136		€ 6,540
Participants in deferred status	6,237		6,187
Participants in payment status	8,031		8,080
Defined benefit obligation	20,404		20,807
Fair value of plan assets	€ 20,888		€ 20,457
Funding ratio (in %)	102.00%		98.00%
Germany [Member]
Defined benefit obligation related to
Active plan participants	€ 4,626		€ 4,950
Participants in deferred status	2,535		2,639
Participants in payment status	5,936		5,943
Defined benefit obligation	13,097		13,532
Fair value of plan assets	€ 12,642		€ 12,658
Funding ratio (in %)	97.00%		94.00%
UK [Member]
Defined benefit obligation related to
Active plan participants	€ 632		€ 706
Participants in deferred status	3,020		2,876
Participants in payment status	1,277		1,335
Defined benefit obligation	4,929		4,917
Fair value of plan assets	€ 6,019		€ 5,705
Funding ratio (in %)	122.00%		116.00%
US [Member]
Defined benefit obligation related to
Active plan participants	€ 243		€ 236
Participants in deferred status	564		561
Participants in payment status	544		530
Defined benefit obligation	1,351		1,327
Fair value of plan assets	€ 1,148		€ 1,107
Funding ratio (in %)	85.00%	[1]	83.00%	[2]
Other [Member]
Defined benefit obligation related to
Active plan participants	€ 635		€ 648
Participants in deferred status	118		111
Participants in payment status	274		272
Defined benefit obligation	1,027		1,031
Fair value of plan assets	€ 1,079		€ 987
Funding ratio (in %)	105.00%		96.00%

[1]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 170 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 97%.
[2]	US Total defined benefit obligation is inclusive of the unfunded US Medicare Plan (€ 168 million) in addition to defined benefit pension plans. The US defined benefit pension funding ratio excluding Medicare is 96%.